CONCENTRATION OF CREDIT RISK - Accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
CONCENTRATION OF CREDIT RISK
Accounts receivable, net	¥ 1,163,451	$ 159,392	¥ 386,768
Customer B | Accounts receivable
CONCENTRATION OF CREDIT RISK
Accounts receivable, net	¥ 780,460
Customer C | Accounts receivable
CONCENTRATION OF CREDIT RISK
Accounts receivable, net			53,626
Customer D | Accounts receivable
CONCENTRATION OF CREDIT RISK
Accounts receivable, net			¥ 40,749